CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Contract revenues	$ 1,047.1	$ 859.5	$ 666.0
Reimbursable revenues	11.4	33.2	12.9
Other revenues	5.8	19.1	0
Total operating revenues	1,064.3	911.8	678.9
Operating expenses
Vessel and rig operating expenses	375.2	296.1	213.5
Reimbursable expenses	10.6	32.4	12.4
Depreciation and amortization	141.2	114.0	79.8
General and administrative expenses	49.6	37.2	25.2
Total operating expenses	576.6	479.7	330.9
Operating income	487.7	432.1	348.0
Financial items
Interest income	4.4	1.7	0
Interest expense	(92.2)	(65.8)	(46.2)
Gain/(loss) on derivative financial instruments	49.9	(32.9)	(85.6)
Currency exchange loss	(1.2)	(2.6)	(0.5)
Total financial items	(39.1)	(99.6)	(132.3)
Income before income taxes	448.6	332.5	215.7
Income taxes	(33.2)	(38.9)	(34.7)
Net income	415.4	293.6	181.0
Net income attributable to the non-controlling interest	(271.0)	(95.0)	(13.5)
Net income attributable to Seadrill Partners LLC owners	$ 144.4	$ 198.6	$ 167.5
Earnings per unit (basic and diluted)
Common unitholders	$ 2.15	$ 0.29	$ 0.00
Subordinated unitholders	$ 1.83	$ 0.13	$ 0.00